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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Equity Value Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 7.2%
Automobiles 1.1%
General Motors Co.	341,265	$11,800,944
Hotels, Restaurants & Leisure 0.5%
Royal Caribbean Cruises Ltd.	112,594	6,225,322
Media 3.4%
CBS Corp., Class B Non Voting	93,793	5,591,001
Comcast Corp., Class A	115,842	6,046,952
Omnicom Group, Inc.	62,640	4,456,836
Time Warner, Inc.	112,268	7,839,675
Walt Disney Co. (The)	162,114	13,619,197
Total		37,553,661
Multiline Retail 0.5%
Macy’s, Inc.	92,367	5,531,859
Specialty Retail 0.9%
Abercrombie & Fitch Co., Class A	128,879	4,898,691
Home Depot, Inc. (The)	62,678	5,028,656
Total		9,927,347
Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	43,405	5,713,400
Ralph Lauren Corp.	17,927	2,751,436
Total		8,464,836
TOTAL CONSUMER DISCRETIONARY		79,503,969
CONSUMER STAPLES 10.0%
Beverages 2.0%
Anheuser-Busch InBev NV	63,894	7,012,188
Coca-Cola Co. (The)	224,976	9,203,768
Molson Coors Brewing Co., Class B	45,710	3,004,518
SABMiller PLC	51,406	2,852,979
Total		22,073,453
Food & Staples Retailing 2.4%
CVS Caremark Corp.	123,751	9,692,178
SYSCO Corp.	225,568	8,465,567
Walgreen Co.	115,563	8,310,136
Total		26,467,881
Food Products 1.8%
BRF SA	127,800	2,763,875
Kellogg Co.	84,375	5,820,188
Kraft Foods Group, Inc.	75,433	4,485,246

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Mondelez International, Inc., Class A	171,466	$6,450,551
Total		19,519,860
Household Products 2.0%
Kimberly-Clark Corp.	51,430	5,778,161
Procter & Gamble Co. (The)	197,894	15,987,856
Total		21,766,017
Personal Products 0.4%
Natura Cosmeticos SA	289,600	5,050,516
Tobacco 1.4%
Altria Group, Inc.	104,652	4,349,337
Lorillard, Inc.	105,700	6,571,369
Philip Morris International, Inc.	46,930	4,155,182
Total		15,075,888
TOTAL CONSUMER STAPLES		109,953,615
ENERGY 15.4%
Energy Equipment & Services 2.0%
Halliburton Co.	109,136	7,054,551
Schlumberger Ltd.	142,281	14,802,915
Total		21,857,466
Oil, Gas & Consumable Fuels 13.4%
BP PLC, ADR	320,533	16,170,890
Chevron Corp.	140,408	17,240,698
ConocoPhillips	107,855	8,621,929
Devon Energy Corp.	151,435	11,191,046
EQT Corp.	62,159	6,643,554
Exxon Mobil Corp.	282,077	28,357,201
Occidental Petroleum Corp.	124,342	12,395,654
Phillips 66	132,362	11,222,974
Pioneer Natural Resources Co.	51,580	10,840,053
Royal Dutch Shell PLC, ADR	83,402	6,555,397
Royal Dutch Shell PLC, Class A	156,126	6,136,823
Suncor Energy, Inc.	307,326	11,841,271
Total		147,217,490
TOTAL ENERGY		169,074,956
FINANCIALS 19.8%
Banks 10.0%
Bank of America Corp.	1,561,320	23,638,385
Citigroup, Inc.	609,284	28,983,640
Fifth Third Bancorp	298,404	6,173,979
JPMorgan Chase & Co.	568,898	31,613,662

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
KeyCorp	276,494	$3,785,203
PNC Financial Services Group, Inc. (The)	54,604	4,656,083
Wells Fargo & Co.	212,667	10,799,230
Total		109,650,182
Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	110,667	3,824,651
BlackRock, Inc.	17,540	5,347,946
Goldman Sachs Group, Inc. (The)	145,594	23,267,377
Morgan Stanley	435,231	13,431,229
Total		45,871,203
Consumer Finance 1.4%
Capital One Financial Corp.	147,197	11,612,371
Discover Financial Services	66,899	3,955,738
Total		15,568,109
Insurance 3.8%
ACE Ltd.	114,546	11,879,566
Allstate Corp. (The)	138,043	8,042,385
American International Group, Inc.	161,691	8,742,632
MetLife, Inc.	195,477	9,955,644
Travelers Companies, Inc. (The)	33,949	3,172,534
Total		41,792,761
Real Estate Investment Trusts (REITs) 0.4%
Weyerhaeuser Co.	132,989	4,178,514
TOTAL FINANCIALS		217,060,769
HEALTH CARE 15.9%
Biotechnology 0.9%
Gilead Sciences, Inc. (a)	129,534	10,519,456
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	265,435	10,620,055
Medtronic, Inc.	171,665	10,476,715
Total		21,096,770
Health Care Providers & Services 2.3%
Aetna, Inc.	35,982	2,790,404
CIGNA Corp.	33,196	2,980,337
HCA Holdings, Inc. (a)	94,084	4,985,511
UnitedHealth Group, Inc.	144,884	11,537,113
Universal Health Services, Inc., Class B	28,110	2,517,813
Total		24,811,178

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	76,575	$8,952,383
Pharmaceuticals 10.0%
AbbVie, Inc.	58,737	3,191,181
Actavis PLC (a)	39,518	8,359,638
Eli Lilly & Co.	165,234	9,890,907
Johnson & Johnson	196,906	19,978,083
Merck & Co., Inc.	428,447	24,789,943
Novartis AG, ADR	128,371	11,561,092
Pfizer, Inc.	420,823	12,468,986
Roche Holding AG, ADR	222,132	8,194,450
Roche Holding AG, Genusschein Shares	9,515	2,799,779
Sanofi, ADR	105,078	5,600,657
Valeant Pharmaceuticals International, Inc. (a)	19,861	2,605,962
Total		109,440,678
TOTAL HEALTH CARE		174,820,465
INDUSTRIALS 15.0%
Aerospace & Defense 3.9%
Boeing Co. (The)	108,175	14,630,669
Honeywell International, Inc.	170,779	15,908,064
United Technologies Corp.	108,751	12,639,041
Total		43,177,774
Airlines 2.2%
Delta Air Lines, Inc.	290,280	11,585,075
United Continental Holdings, Inc. (a)	289,672	12,852,747
Total		24,437,822
Commercial Services & Supplies 1.7%
Republic Services, Inc.	160,818	5,692,957
RR Donnelley & Sons Co.	355,425	5,629,932
Tyco International Ltd.	180,045	7,857,164
Total		19,180,053
Construction & Engineering 0.5%
Fluor Corp.	65,859	4,944,694
Electrical Equipment 1.3%
ABB Ltd., ADR	306,697	7,280,987
Eaton Corp. PLC	93,027	6,855,159
Total		14,136,146

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 2.2%
General Electric Co.	880,780	$23,596,096
Machinery 1.8%
Caterpillar, Inc.	64,812	6,625,731
Parker Hannifin Corp.	74,219	9,294,445
Pentair PLC	55,472	4,140,430
Total		20,060,606
Road & Rail 1.4%
CSX Corp.	301,445	8,862,483
Union Pacific Corp.	32,905	6,556,979
Total		15,419,462
TOTAL INDUSTRIALS		164,952,653
INFORMATION TECHNOLOGY 7.1%
Communications Equipment 2.1%
Cisco Systems, Inc.	937,912	23,091,393
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd.	74,758	4,445,111
IT Services 0.6%
Xerox Corp.	481,422	5,945,562
Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	316,012	8,633,448
Software 0.6%
Symantec Corp.	317,971	6,992,182
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	20,098	12,722,034
EMC Corp.	118,534	3,148,263
Hewlett-Packard Co.	211,664	7,090,744
Western Digital Corp.	63,387	5,568,548
Total		28,529,589
TOTAL INFORMATION TECHNOLOGY		77,637,285

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.2%
Chemicals 3.2%
Dow Chemical Co. (The)	422,703	$22,031,280
LyondellBasell Industries NV, Class A	125,179	12,464,073
Total		34,495,353
TOTAL MATERIALS		34,495,353
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Deutsche Telekom AG, ADR	294,236	4,941,694
Verizon Communications, Inc.	315,918	15,783,263
Total		20,724,957
TOTAL TELECOMMUNICATION SERVICES		20,724,957
UTILITIES 4.0%
Electric Utilities 1.6%
Duke Energy Corp.	63,682	4,526,516
Edison International	99,073	5,462,885
NextEra Energy, Inc.	71,652	6,976,039
Total		16,965,440
Multi-Utilities 2.4%
Dominion Resources, Inc.	87,811	6,055,447
PG&E Corp.	180,447	8,277,104
Sempra Energy	123,287	12,371,850
Total		26,704,401
TOTAL UTILITIES		43,669,841
Total Common Stocks (Cost: $883,640,230)		$1,091,893,863

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	4,891,505	$4,891,505
Total Money Market Funds (Cost: $4,891,505)		$4,891,505
Total Investments (Cost: $888,531,735) (d)		$1,096,785,368(e)
Other Assets & Liabilities, Net		1,441,732
Net Assets		$1,098,227,100

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,818,722	44,843,225	(53,770,442)	4,891,505	2,466	4,891,505

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $888,532,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$210,355,000
Unrealized Depreciation	(2,102,000)
Net Unrealized Appreciation	$208,253,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observableinputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to financial statement analysis, capital account balances, discount rates and estimated, cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	79,503,969	—	—	79,503,969
Consumer Staples	100,088,448	9,865,167	—	109,953,615
Energy	162,938,133	6,136,823	—	169,074,956
Financials	217,060,769	—	—	217,060,769
Health Care	172,020,686	2,799,779	—	174,820,465
Industrials	164,952,653	—	—	164,952,653
Information Technology	77,637,285	—	—	77,637,285
Materials	34,495,353	—	—	34,495,353
Telecommunication Services	20,724,957	—	—	20,724,957
Utilities	43,669,841	—	—	43,669,841
Total Equity Securities	1,073,092,094	18,801,769	—	1,091,893,863
Mutual Funds
Money Market Funds	4,891,505	—	—	4,891,505
Total Mutual Funds	4,891,505	—	—	4,891,505
Total	1,077,983,599	18,801,769	—	1,096,785,368

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 22, 2014